Thrivent Large Cap Growth Fund Investment Objectives and Goals - Thrivent Large Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Large Cap Growth Fund Class S: THLCX | Class A: AAAGX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Large Cap Growth Fund (the "Fund") seeks long-term capital appreciation.